Debt - Short-term Borrowings (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Short-term borrowings
Amount of FHLB liability	[1]	$ 201	$ 200
RiverSource Life
Short-term borrowings
Amount of FHLB liability		$ 201	$ 200
RiverSource Life | Weighted average
Short-term borrowings
Interest rate on FHLB borrowings (as a percent)		4.60%	0.30%
RiverSource Life | Commercial mortgage backed securities
Short-term borrowings
Securities pledged as collateral for FHLB borrowings		$ 962	$ 1,000
RiverSource Life | Federal Home Loan Bank borrowings | Maximum
Short-term borrowings
Term		3 months	3 months

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.